INVENTORY (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current:
Natural gas inventory	$ 84,000,000	$ 82,000,000
Raw materials and consumables	24,000,000	19,000,000
Carrying amount of inventories	108,000,000	101,000,000
Cost of inventories recognised as expense during period	418,000,000	154,000,000	$ 0
Inventory impairment	$ 0	$ 0	$ 0